Annual Total Returns [BarChart] - Schwab Government Money Fund - Investor Shares	Sep. 24, 2020
Bar Chart Table:
Annual Return 2016	0.05%
Annual Return 2017	0.50%
Annual Return 2018	1.50%
Annual Return 2019	1.90%